INTANGIBLE ASSETS - Amortization of intangible assets (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025
INTANGIBLE ASSETS
June 30, 2026	$ 1,055,782
June 30, 2027	1,411,577	$ 1,411,577
June 30, 2028	1,414,916	1,411,577
June 30, 2029	1,414,577	1,414,916
June 30, 2030	1,411,577	1,411,577
June 30, 2030		1,411,577
Thereafter		$ 7,655,985
Thereafter	$ 7,655,985